Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 212,672	$ 185,865
Total additions to intangible assets	$ 785,527	$ 9,642